Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets:
Beginning balance	$ 29,588,104	$ 34,274,007
Additions	31,758,626	27,242,031
Disposals	(5,946,487)	(1,397,714)
Amortization	(25,354,712)	(29,002,995)
Translation effect	855,746	(1,527,225)
Ending balance	30,901,277	29,588,104
Non-current contract assets	989,519	817,740
Current portion contracts assets	$ 29,911,758	$ 28,770,364